UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				05/05/2009
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	12

Form 13F Information Table Value Total:  	$28,139
					 	(thousands)

List of Other Included Managers: NONE



Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ARCELORMITTAL CMN		COM		03938L104	3,541 		176,715 	SH		SOLE		176,715
CAMECO CORPORATION CMN		COM		13321L108	2,762 		160,857 	SH		SOLE		160,857
DISCOVERY COMMUNICATIONS, INCMN	COM		25470F302	777 		53,005 		SH		SOLE		53,005
ISHARES FTSE XINHAU CHINA 25 INDETF		464287184	1,429 		50,096 		SH		SOLE		50,096
IVANHOE MINES LTD CMN		COM		46579N103	1,877 		305,122 	SH		SOLE		305,122
JAGUAR MINING INC. CMN		COM		47009M103	1,140 		190,000 	SH		SOLE		190,000
LORILLARD, INC. CMN		COM		544147101	2,659 		43,072 		SH		SOLE		43,072
MICROSOFT CORPORATION CMN	COM		594918104	1,129 		61,460 		SH		SOLE		61,460
NEWS CORPORATION CMN CLASS A	COM		65248E104	921 		139,094 	SH		SOLE		139,094
PROSHARES TRUST PROSHARES ULTRASETF		74347R297	5,151 		118,045 	SH		SOLE		118,045
SPDR GOLD TRUST ETF		ETF		78463V107	5,411 		59,938 		SH		SOLE		59,938
WALTER INDS INC (NEW) CMN	COM		93317Q105	1,342 		58,680 		SH		SOLE		58,680

